INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

16.   INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

Associates are those entities where the Group exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not equate to control or joint control over those policies.

Associates are accounted for using the equity method, with exception of associates held by the Group’s venture capital subsidiary, MTS Ventures Limited. The Group elected to measure venture investments in associates at fair value through profit or loss in accordance with IFRS 9.

Investments in associates are accounted for using the equity method are recognized at cost at the time of acquisition and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income. The carrying amount of the investment in such entities may include goodwill as the positive difference between the cost of the investment and Group’s proportionate share in the fair-values of the entity’s identifiable assets and liabilities.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement and have rights to the net assets of the arrangement. The Group recognizes its interest in a joint venture where it has joint control of the investment and accounts for that investment using the equity method.

The Group presents its share in profits or losses in associates and joint ventures accounted for using the equity method within operating profit if those interests are viewed as part of Group’s core operations. As of December 31, 2021, MTS Belarus, Zelenaya

Tochka, Factorin and Monumental Vision were considered as part of the Group’s core operating activity. Shares in profits and losses of other Group’s associates and joint ventures were presented as non-operating items.

The Group’s investments in associates and joint ventures accounted for using the equity method in the consolidated statements of profit or loss comprised the following:

	Country of		December 31,	December 31,
	operations	Operating activity	2021	2020
MTS Belarus	Belarus	telecommunications	6,265	5,124
Zelenaya Tochka	Russia	telecommunications	141	1,260
YouDo	Russia	classifieds	705	724
Sistema-Rentnaya Nedvizhimost	Russia	property investments mutual fund	—	636
Other unquoted companies	Russia		1,319	811
Total investments in associates accounted for using the equity method			8,430	8,555
Other unquoted companies accounted for at fair value through profit or loss	Russia		305	—
Total investments in associates			8,735	8,555

Associates and joint ventures accounted for using the equity method and presented within operating profit in the consolidated statements of profit or loss

MTS Belarus

The reconciliation of summarized financial information of MTS Belarus to the carrying amount of the Group’s interest in associate is presented as follows:

	December 31,	December 31,
	2021	2020
Assets
Non-current assets	19,030	20,008
Current assets	15,386	12,705
Liabilities
Non-current liabilities	(9,062)	(11,257)
Current liabilities	(12,568)	(10,999)
Total identifiable net assets	12,786	10,457
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	6,265	5,124
Carrying amount of the Group’s interest	6,265	5,124

The composition of the Group’s share of income of MTS Belarus is as follows:

	Year ended December 31,
	2021	2020	2019
Revenue	39,383	36,121	32,593
Profit for the year	(10,379)	(10,267)	(9,354)
The Group’s share of the profit of the associate for the year	(5,086)	(5,031)	(4,583)
Other comprehensive income/(loss) for the year (currency translation adjustment)	(183)	397	842
Total comprehensive income for the year	(10,562)	(9,870)	(8,512)
The Group’s share of total comprehensive income of the associate for the year	(5,175)	(4,836)	(4,171)
Dividends received	4,034	4,212	3,821

Zelenaya Tochka

In February 2020, the Group purchased 51% stakes in Achemar Holdings Limited and Clarkia Holdings Limited, owners of the operational companies of “Zelenaya Tochka” Group, fixed-line operator in multiple regions of Russia. Purchase price comprised of cash payment in total amount of RUB 1,370 million. Purchase conditions included call and put options for the remaining stakes in Achemar Holdings Limited and Clarkia Holdings Limited, and share of purchase price in amount of RUB 166 million related to the fair value of call and put options acquired. The purchase of 51% stake was accounted as investment in joint venture based on the terms of the shareholders’ agreement.

In April 2021 the Group performed a step acquisition and obtained control over Achemar Holdings Limited, owner of Stavropol and Tambov subsidiaries of Zelenaya Tochka (Note 5).

As of the acquisition date the Group remeasured the previously held equity interest in Achemar Holdings Limited from RUB 1,166 million to fair value of RUB 1,582 million and recognized the resulting gain of RUB 416 million in the operating share of the profit of the associates and joint ventures in the accompanying consolidated statement of profit or loss.

The Group continued to account for its investment in other operational companies of Zelenaya Tochka, owned by Clarkia Holdings Limited, as investment in joint venture.

Fancy Show

In 2020 the Group formed a partnership with “LLC Fancy Show”, for the purposes of production, release and promotion of “Chess” musical in Russia. The Group received the right to 36% net profit of the partnership and accounted for investment as investment in joint venture. The joint venture was ceased in September 2021.

Factorin

In July 2021 the Group purchased 51% stake in Amaran Limited, 100% owner of LLC Factorin (“Factorin”), for RUB 867 million. Factorin is the developer and owner of blockchain-based platform for trade finance transactions with a focus on supply chain finance and invoice factoring. The purchase of 51% stake was accounted as investment in joint venture based on the terms of the shareholders’ agreement.

The following table is the aggregate financial information of investments in individually insignificant joint ventures, held by the Group and presented within operating profit in the consolidated statements of profit or loss:

	Year ended December 31,
	2021	2020
Loss for the year	114	3

The Group’s share of the loss of the joint venture for the year	32	17

Other comprehensive income for the year	—	—
Total comprehensive income for the year	114	3

Gain on remeasurement of previously held interest upon acquisition	(415)	—
Compensation of losses	(96)	—

The Group’s share of total comprehensive (income)/loss of the joint venture for the year	(479)	17

Associates and joint ventures accounted for using the equity method and presented within non-operating items in the consolidated statements of profit or loss

YouDo

In September 2018, the Group acquired a 13.68% ownership interest in Youdo Web Technologies Limited (YouDo), a Russian online service provider matching freelance labor supply to demand for everyday and business tasks, for a cash contribution of RUB 824 million. Though the Group holds less than 20% of the equity interests in YouDo, nevertheless it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s Board of Directors and certain additional rights related to the decision-making process on key issues.

Sistema-Rentnaya Nedvizhimost 1 mutual fund

In December 2018, MTS Bank sold 40.26% share in a property investments mutual fund “Sistema-Rentnaya Nedvizhimost” to Business Nedvizhimost, subsidiary of Sistema, for cash consideration of RUB 450 million. The Group classified the remaining investment in the mutual fund as investment in joint venture, based on the existence of a joint decision-making process and the rights to net assets of the mutual fund. The Group applied the equity method of accounting to its remaining share in the mutual fund. In 2021 the mutual fund was ceased by its owners.

SWIPGLOBAL

In December 2019, the Group acquired a 15.01% ownership interest in SWIPGLOBAL Limited (SWIPGLOBAL), a parent company of LLC “Smart wallet”, Russian provider of authorization and payment solutions, for a cash contribution of RUB 75 million. Though the Group holds less than 20% of the equity interests in SWIPGLOBAL, nevertheless it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s Board of Directors and certain additional rights related to the decision-making process on key issues.

Ozon Holdings Limited

In March 2019, the Group disposed its previously held 18.69% interest in OZON to Sistema for RUB 7,902 million (of which RUB 3,000 million was paid by Sistema in 2019, RUB 2,450 million in 2020 and RUB 2,452 million in 2021).

As a result of the transaction the Group recognized a gain on disposal which was included in the non-operating share of the income of the associates and joint ventures in the accompanying consolidated statement of profit or loss:

2019
Proceeds from disposal	7,902
Less: carrying amount of investment on the date of disposal	(4,065)

Gain recognized*	3,837
*	A current tax expense of RUB 420 million is attributable to the aforementioned gain.

The following table is the aggregate financial information of investments in individually insignificant associates and joint ventures, held by the Group and presented within non-operating items in the consolidated statements of profit or loss:

	Year ended December 31,
	2021	2020	2019
(Profit)/loss for the year	(856)	(1,048)	2,448
The Group’s share of the (profit)/loss of the associates and joint ventures for the year	(181)	(273)	341
Other comprehensive income for the year	—	—	—
Total comprehensive (income)/loss for the year	(856)	(1,048)	2,448
The Group’s share of total comprehensive (income)/loss of the associate for the year	(181)	(273)	341

Investments in venture capital associates

The following table is the aggregate financial information of investments in individually insignificant associates measured at fair value through profit or loss in accordance with IFRS 9:

	December 31,	Fair value		December 31,
	2021	adjustment	Investment	2020
Total investments in associates measured at fair value through profit or loss	305	—	305	—